Derivatives - Narrative (Details)	1 Months Ended	2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) derivative_asset_instrument	Dec. 31, 2020 $ / bbl MBbls	Dec. 31, 2019 $ / bbl MBbls	Dec. 31, 2018 $ / bbl MBbls	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Gross fair value of derivative assets				$ 0
Number of derivative asset instruments held | derivative_asset_instrument				0
Net cash settlements received				$ 3,000,000
Period of target exposure coverage			2 years
Purchased put options premium			$ 20,000,000
Derivative termination deferred costs	$ 127,000,000
Predecessor
Derivative [Line Items]
Net cash settlements received		$ 500,000						$ 10,000,000
Brent oil swaps from July 2018 through March 2019 | Scenario, Forecast
Derivative [Line Items]
Hedged volume (MBbls) | MBbls						900	1,800
Weighted-average price ($/Bbl) | $ / bbl						75.66	75.66
Brent oil purchased put options for January 2019 through March 2020 | Scenario, Forecast
Derivative [Line Items]
Hedged volume (MBbls) | MBbls					500	2,800
Weighted average floor price ($/Bbls) | $ / bbl					65.00	65.00